Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2019
Registrant Name	dei_EntityRegistrantName	OSI ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001672826
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 29, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2019
Prospectus Date	rr_ProspectusDate	Oct. 31, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
O'Shares FTSE Russell Small Cap Quality Dividend ETF | O'Shares FTSE Russell Small Cap Quality Dividend ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OUSM